Pension and Other Postretirement Benefits	12 Months Ended
Mar. 31, 2013
Pension and Other Postretirement Benefits

(13) Pension and Other Postretirement Benefits

The Company and its subsidiaries have various pension plans covering substantially all of their employees in Japan and certain employees in foreign countries. Benefits under the plans are primarily based on the combination of years of service and compensation. The funding policy is to make periodic contributions as required by applicable regulations. Plan assets consist primarily of domestic and foreign equity and debt securities.

Obligations and funded status

Reconciliations of beginning and ending balances of the pension benefit obligations and the fair value of the plan assets are as follows:

	Yen (millions)
	Japanese plans		Foreign plans
	2012	2013	2012	2013
Change in benefit obligations:
Benefit obligations at beginning of year	¥(1,191,254)	¥(1,193,566)	¥(446,159)	¥(536,064)
Service cost	(33,454)	(31,124)	(19,506)	(24,826)
Interest cost	(23,481)	(23,871)	(24,130)	(26,107)
Plan participants’ contributions	—	—	(22)	(26)
Actuarial gain (loss)	7,449	(82,834)	(66,872)	(33,210)
Benefits paid	47,174	48,179	11,585	11,177
Amendment	—	—	2,579	—
Foreign currency translation	—	—	6,461	(76,099)

Benefit obligations at end of year	(1,193,566)	(1,283,216)	(536,064)	(685,155)

Change in plan assets:
Fair value of plan assets at beginning of year	748,345	801,701	395,565	422,500
Actual return on plan assets	29,364	94,446	22,651	45,124
Employer contributions	71,166	70,550	21,503	23,795
Plan participants’ contributions	—	—	22	26
Benefits paid	(47,174)	(48,179)	(11,585)	(11,177)
Foreign currency translation	—	—	(5,656)	62,896

Fair value of plan assets at end of year	801,701	918,518	422,500	543,164

Funded status	¥(391,865)	¥(364,698)	¥(113,564)	¥(141,991)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	¥1,268	¥1,480	¥—	¥—
Current liabilities	(305)	(364)	(86)	(38)
Noncurrent liabilities	(392,828)	(365,814)	(113,478)	(141,953)

Total	¥(391,865)	¥(364,698)	¥(113,564)	¥(141,991)

Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	¥403,010	¥394,998	¥201,199	¥206,941
Net transition obligation	—	—	110	77
Prior service cost (benefit)	(137,975)	(121,671)	(2,151)	(1,905)

Total	¥265,035	¥273,327	¥199,158	¥205,113

Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥(1,174,686)	¥(1,262,263)	¥(464,641)	¥(493,040)
Accumulated benefit obligations	(1,105,707)	(1,180,781)	(420,920)	(453,165)
Fair value of plan assets	782,949	897,066	363,068	367,949

The accumulated benefit obligations for all Japanese defined benefit plans at March 31, 2012 and 2013 were ¥1,121,200 million and ¥1,197,913 million, respectively. The accumulated benefit obligations for all foreign defined benefit plans at March 31, 2012 and 2013 were ¥472,765 million and ¥610,517 million, respectively.

* The amounts for Japanese plans as of and for the year ended March 31, 2012 have been corrected from the amounts previously disclosed, see note 1(w).

Components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)

Pension expense and other amounts recognized in other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2013 include the following:

	Yen (millions)
	2011	2012	2013
Japanese plans:
Pension cost
Service cost-benefits earned during the year	¥35,209	¥33,454	¥31,124
Interest cost on projected benefit obligations	23,159	23,481	23,871
Expected return on plan assets	(22,972)	(23,645)	(24,048)
Amortization of actuarial loss (gain)	21,871	20,373	18,149
Amortization of prior service cost (benefit)	(16,304)	(16,304)	(16,304)

	¥40,963	¥37,359	¥32,792

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	¥(50)	¥(13,305)	¥10,137
Amortization of actuarial loss (gain)	(21,871)	(20,373)	(18,149)
Amortization of prior service cost (benefit)	16,304	16,304	16,304

	(5,617)	(17,374)	8,292

Total recognized in pension cost and other comprehensive income (loss)	¥35,346	¥19,985	¥41,084

Foreign plans:
Pension cost
Service cost-benefits earned during the year	¥18,113	¥19,506	¥24,826
Interest cost on projected benefit obligations	24,165	24,130	26,107
Expected return on plan assets	(27,332)	(26,796)	(30,254)
Amortization of actuarial loss (gain)	5,422	5,829	10,724
Amortization of net transition obligation	31	30	33
Amortization of prior service cost (benefit)	5	6	(205)
Other	382	3	17

	¥20,786	¥22,708	¥31,248

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	¥8,560	¥71,160	¥16,466
Amortization of actuarial loss (gain)	(5,422)	(5,829)	(10,724)
Amortization of net transition obligation	(31)	(30)	(33)
Prior service cost (benefit)	—	(2,677)	41
Amortization of prior service cost (benefit)	(5)	(6)	205

	3,102	62,618	5,955

Total recognized in pension cost and other comprehensive income (loss)	¥23,888	¥85,326	¥37,203

The following table presents the estimated amounts that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year.

	Yen (millions)
	Japanese plans	Foreign plans
Amortization of actuarial loss (gain)	¥17,220	¥13,571
Amortization of net transition obligation	—	42
Amortization of prior service cost (benefit)	(16,304)	(259)

Assumptions

Weighted-average assumptions used to determine benefit obligation at March 31, 2012 and 2013 were as follows:

	2012	2013
Japanese plans:
Discount rate	2.0%	1.5%
Rate of salary increase	2.1%	2.2%
Foreign plans:
Discount rate	4.6 ~ 5.2%	4.5 ~ 4.7%
Rate of salary increase	1.5 ~ 4.4%	2.5 ~ 4.1%

Weighted-average assumptions used to determine net periodic benefit cost for each of the years in the three-year period ended March 31, 2013 were as follows:

	2011	2012	2013
Japanese plans:
Discount rate	2.0%	2.0%	2.0%
Rate of salary increase	2.3%	2.2%	2.1%
Expected long-term rate of return	3.0%	3.0%	3.0%
Foreign plans:
Discount rate	5.6 ~ 6.5%	5.5 ~ 6.0%	4.6 ~ 5.2%
Rate of salary increase	1.5 ~ 5.3%	1.5 ~ 4.6%	1.5 ~ 4.4%
Expected long-term rate of return	6.5 ~ 8.0%	6.5 ~ 7.5%	6.2 ~ 7.7%

Honda determines the expected long-term rate of return based on its investment policies. Honda considers the eligible investment assets under its investment policies, historical experience, expected long-term rate of return under the investment environment, and the long-term target allocations of the various asset categories.

Measurement date

Honda uses the balance sheet date as the measurement date for its plans.

Plan assets

Honda’s investment policies for the Japanese and foreign pension plan assets are designed to maximize total medium-to-long term returns that are available to provide future payments of pension benefits to eligible participants under accepted risks. Plan assets are invested in well-diversified Japanese and foreign individual equity and debt securities using the target asset allocations, consistent with accepted tolerance for risks. Honda sets target asset allocations for each asset category with future anticipated performance over medium-to-long term periods based on the expected returns, long-term risks and historical returns. Target asset allocations are adjusted as necessary when there are significant changes in the expected long-term returns of plan assets or the investment environment.

The following tables present the fair value of the Japanese pension plan assets by asset category as of March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥28,306	¥—	¥—	¥28,306
Equity securities	231,011	346	180	231,537
Corporate bonds	5,349	1,425	—	6,774
Government, agency and local bonds	199,068	72,801	100	271,969
Group annuity insurance:
General accounts	—	15,891	—	15,891
Separate accounts	—	12,330	—	12,330
Pooled funds:
Hedge funds	—	—	63,271	63,271
Commingled and other mutual funds	627	176,503	—	177,130
Derivative instruments	352	(5,859)	—	(5,507)

Total	¥464,713	¥273,437	¥63,551	¥801,701

	Yen (millions)
As of March 31, 2013	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥25,534	¥—	¥—	¥25,534
Equity securities	312,764	263	—	313,027
Corporate bonds	4,320	5,477	18	9,815
Government, agency and local bonds	93,450	217,964	163	311,577
Group annuity insurance:
General accounts	—	21,042	—	21,042
Separate accounts	—	10,773	—	10,773
Pooled funds:
Hedge funds	—	—	85,391	85,391
Commingled and other mutual funds	2,033	135,619	1,213	138,865
Derivative instruments	81	2,413	—	2,494

Total	¥438,182	¥393,551	¥86,785	¥918,518

*	Information about the three hierarchy levels is described in note 16.

The following tables present reconciliations during the years ended March 31, 2012 and 2013 for Level 3 Japanese pension plan assets.

	Yen (millions)
	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds		Total
For the year ended March 31, 2012				Hedge funds	Commingled and other mutual funds
Balance at beginning of year	¥260	¥1,022	¥—	¥55,464	¥686	¥57,432
Actual return on plan assets:
Relating to assets still held at the reporting date	(13)	—	(1)	1,350	—	1,336
Relating to assets sold during the period	10	(2)	—	(596)	(3)	(591)
Purchases, sales and settlements, net	(77)	(995)	101	7,053	(683)	5,399
Transfers in and/or out of Level 3	—	(25)	—	—	—	(25)

Balance at end of year	¥180	¥—	¥100	¥63,271	¥—	¥63,551

	Yen (millions)
	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds		Total
For the year ended March 31, 2013				Hedge funds	Commingled and other mutual funds
Balance at beginning of year	¥180	¥—	¥100	¥63,271	¥—	¥63,551
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	22	10,484	13	10,519
Relating to assets sold during the period	60	—	1	804	—	865
Purchases, sales and settlements, net	(240)	18	40	10,832	1,200	11,850
Transfers in and/or out of Level 3	—	—	—	—	—	—

Balance at end of year	¥—	¥18	¥163	¥85,391	¥1,213	¥86,785

The major valuation methodologies for Japanese pension plan assets are as follows:

Equity securities are mainly marketable securities and fair value is estimated using quoted market prices. Fair value measurement for equity securities is mainly classified as Level 1. At March 31, 2012 and 2013, this class includes approximately 13% and 10% of Japanese equity securities, 41% and 43% of United States equity securities and 46% and 47% of other foreign equity securities, respectively.

Fair value measurement for corporate, government, agency and local bonds, for which fair value is estimated using quoted market prices, is classified as Level 1. Fair value measurement for the assets of which fair value is estimated based on market observable inputs such as market interest rates and conditions of issuances is classified as Level 2. At March 31, 2012 and 2013, this class includes approximately 29% and 23% of Japanese bonds, 24% and 24% of United States bonds and 47% and 53% of other foreign bonds, respectively.

General accounts of group annuity insurance are assets invested by life insurance companies to meet fixed guaranteed rates of return for policyholders, and that life insurance companies bear the investment risk on such assets. Fair value of general accounts is estimated based on inputs such as contractual interest rates. Fair value measurement for general accounts is classified as Level 2. Separate accounts of group annuity insurance mainly consist of marketable equity securities and corporate, government, agency and local bonds traded in active markets. Honda estimates the fair value of the separate accounts based on their net asset values and Honda’s ownership percentage. Fair value measurement for separate accounts is classified as Level 2.

Hedge funds invest in various assets at the discretion of fund managers and their fair value is estimated based on prices using net asset value provided by the fund managers or third parties which include unobservable inputs in valuation. Fair value measurement for hedge funds is classified as Level 3. Hedge funds are diversely invested in various funds in order to avoid excessive concentration on investment portfolio. Commingled and other mutual funds are pooled funds which have underlying assets mainly consisting of marketable equity securities and corporate, government, agency and local bonds traded in active markets. Honda estimates the fair value of commingled and other mutual funds based on their net asset values and Honda’s ownership percentage. Fair value measurement for commingled and other mutual funds is mainly classified as Level 2.

Derivative instruments mainly consist of foreign exchange instruments and fair value of derivative instruments is estimated based on market observable inputs such as foreign exchange rates. Fair value measurement for derivative instruments is mainly classified as Level 2. At March 31, 2012 and 2013, on a gross basis, asset position is ¥4,672 million and ¥6,623 million and liability position is ¥10,179 million and ¥4,129 million, respectively.

The following tables present the fair value of the foreign pension plan assets by asset category as of March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥3,130	¥—	¥—	¥3,130
Short-term investments	125	10,491	—	10,616
Equity securities	130,929	221	—	131,150
Corporate bonds	—	46,207	—	46,207
Government, agency and local bonds	3,013	39,185	—	42,198
Pooled funds:
Real estate funds	—	—	15,190	15,190
Private equity funds	—	—	10,030	10,030
Hedge funds	—	—	19,726	19,726
Commingled and other mutual funds	—	137,310	1,840	139,150
Derivative instruments	—	101	(28)	73
Asset backed securities	—	5,030	—	5,030

Total	¥137,197	¥238,545	¥46,758	¥422,500

	Yen (millions)
As of March 31, 2013	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥6,178	¥—	¥—	¥6,178
Short-term investments	742	10,787	—	11,529
Equity securities	157,704	—	—	157,704
Corporate bonds	—	51,660	282	51,942
Government, agency and local bonds	2,868	42,416	373	45,657
Pooled funds:
Real estate funds	—	—	26,995	26,995
Private equity funds	—	—	22,946	22,946
Hedge funds	—	—	28,695	28,695
Commingled and other mutual funds	309	176,534	10,788	187,631
Derivative instruments	—	130	(73)	57
Asset backed securities	—	3,830	—	3,830

Total	¥167,801	¥285,357	¥90,006	¥543,164

*	Information about the three hierarchy levels is described in note 16.

The following tables present reconciliations during the years ended March 31, 2012 and 2013 for Level 3 foreign pension plan assets.

	Yen (millions)
			Pooled funds
For the year ended March 31, 2012	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Asset backed securities	Total
Balance at beginning of year	¥47	¥100	¥11,698	¥7,952	¥7,148	¥1,354	¥1	¥94	¥28,394
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	925	198	527	16	(2)	—	1,664
Relating to assets sold during the period	—	1	1	193	(145)	—	—	(2)	48
Purchases, sales and settlements, net	(40)	(29)	2,610	1,769	11,798	475	(27)	(88)	16,468
Transfers in and/or out of Level 3	(4)	(68)	—	—	—	—	—	—	(72)
Foreign currency translation	(3)	(4)	(44)	(82)	398	(5)	—	(4)	256

Balance at end of year	¥—	¥—	¥15,190	¥10,030	¥19,726	¥1,840	¥(28)	¥—	¥46,758

	Yen (millions)
			Pooled funds
For the year ended March 31, 2013	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Total
Balance at beginning of year	¥—	¥—	¥15,190	¥10,030	¥19,726	¥1,840	¥(28)	¥46,758
Actual return on plan assets:
Relating to assets still held at the reporting date	(2)	7	1,010	898	1,537	606	2	4,058
Relating to assets sold during the period	11	7	(2)	291	3	—	7	317
Purchases, sales and settlements, net	70	95	7,935	9,056	3,869	7,438	(45)	28,418
Transfers in and/or out of Level 3	171	219	—	—	—	—	—	390
Foreign currency translation	32	45	2,862	2,671	3,560	904	(9)	10,065

Balance at end of year	¥282	¥373	¥26,995	¥22,946	¥28,695	¥10,788	¥(73)	¥90,006

The major valuation methodologies for foreign pension plan assets are as follows:

Fair value of short-term investments is mainly estimated based on market observable inputs. Fair value measurement for short-term investments is mainly classified as Level 2.

Equity securities are mainly marketable securities and their fair value is estimated using quoted market prices. Fair value measurement for equity securities is mainly classified as Level 1. At March 31, 2012 and 2013, this class includes approximately 6% and 6% of Japanese equity securities, 54% and 56% of United States equity securities and 40% and 38% of other foreign equity securities, respectively.

Fair value measurement for corporate, government, agency and local bonds of which fair value is estimated using quoted market prices is classified as Level 1. Fair value measurement for the assets of which fair value is estimated based on market observable inputs such as market interest rates and conditions of issuances is classified as Level 2. Fair value measurement for the assets of which fair value is estimated based on unobservable inputs provided by third parties is classified as Level 3.

Real estate funds invest in real estate mainly in the United States and the United Kingdom and their fair value is estimated based on prices using net asset value provided by the investment managers which include unobservable inputs in valuation. Fair value measurement for real estate funds is classified as Level 3. Fair value of private equity funds is estimated based on unobservable inputs such as proprietary models and uncorroborated data from the limited partnerships. Fair value measurement for private equity funds is classified as Level 3. Hedge funds invest in various assets at the discretion of fund managers and their fair value is estimated based on prices using net asset value provided by the fund managers or third parties which include unobservable inputs in valuation. Fair value measurement for hedge funds is classified as Level 3. Hedge funds are diversely invested in various funds in order to avoid excessive concentration on investment portfolios. Commingled and other mutual funds are pooled funds which have underlying assets mainly consisting of marketable equity securities and corporate, government, agency and local bonds traded in active markets. Honda estimates the fair value of commingled and other mutual funds based on their net asset values and Honda’s ownership percentage. Fair value measurement for commingled and other mutual funds is mainly classified as Level 2.

Fair value of asset-backed securities is mainly estimated based on market observable inputs provided by independent vendors. Fair value measurement for asset-backed securities is mainly classified as Level 2.

Cash flows

Contributions

Honda expects to contribute ¥70,217 million to its Japanese pension plans and ¥24,727 million to its foreign pension plans in the year ending March 31, 2014.

Estimated future benefit payment

The following table presents estimated future gross benefit payments:

Years ending March 31	Yen (millions)
	Japanese plans	Foreign plans
2014	¥45,206	¥11,470
2015	45,544	13,112
2016	47,122	14,716
2017	48,689	16,990
2018	51,731	19,618
2019-2023	290,155	147,434

Certain of the Company’s subsidiaries in North America provide health care and life insurance benefits to retired employees. Such benefits have no material effect on Honda’s financial position and results of operations.

Special termination benefits

Yachiyo Industry Co., Ltd., which is a domestic consolidated subsidiary, implemented a special early retirement support plan in connection with the discontinuation of construction of a new auto plant resulting from the revision of Honda’s completed automobile production strategy for the year ended March 31, 2012. Honda recognized the cost related to this plan when the eligible employees decided to utilize the plan and the amount could be reasonably estimated. The cost of ¥10,354 million is included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.